Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN TRUST I
JPMorgan U.S. Value Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated August 18, 2026
to the current Summary Prospectuses and Prospectuses as supplemented
JPMORGAN U.S VALUE FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, the Fund will invest at least 80% of its Assets in common stocks issued by U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund’s adviser applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index (which includes both large cap and mid cap companies). As of the reconstitution of the Russell 1000 Value Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $97.79 million to $925.41 billion.
To:
Under normal circumstances, the Fund will invest at least 80% of its Assets in common stocks issued by U.S. value companies. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund’s adviser applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index (which includes both large cap and mid cap companies). As of July 31, 2026 the market capitalizations of the companies in the index ranged from $120.00 million to $2.41 trillion.

JPMorgan U.S. Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
JPMORGAN TRUST I
JPMorgan U.S. Value Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated August 18, 2026
to the current Summary Prospectuses and Prospectuses as supplemented
JPMORGAN U.S VALUE FUND
Effective November 1, 2026, the Fund will revise its disclosure in the first paragraph of the “What are the Fund’s main investment strategies?” section for the Fund from:
Under normal circumstances, the Fund will invest at least 80% of its Assets in common stocks issued by U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund’s adviser applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index (which includes both large cap and mid cap companies). As of the reconstitution of the Russell 1000 Value Index on September 30, 2025, the market capitalizations of the companies in the index ranged from $97.79 million to $925.41 billion.
To:
Under normal circumstances, the Fund will invest at least 80% of its Assets in common stocks issued by U.S. value companies. Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company’s sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund’s adviser applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index (which includes both large cap and mid cap companies). As of July 31, 2026 the market capitalizations of the companies in the index ranged from $120.00 million to $2.41 trillion.